OTHER LIABILITIES	12 Months Ended
Dec. 31, 2021
OTHER LIABILITIES
OTHER LIABILITIES

NOTE 15 – OTHER LIABILITIES

USDm	2021	2020
Accrued operating expenses	11.8	14.3
Accrued interest	2.3	3.1
Wages and social expenses	15.1	16.4
Derivative financial instruments	11.3	24.7
Other	3.2	0.9
Balance as of 31 December	43.7	59.4

The carrying amount is a reasonable approximation of fair value due to the short-term nature of the payable. Please refer to Note 22 for further information on fair value hierarchies.

ACCOUNTING POLICIES

Other liabilities are generally measured at amortized cost. Derivative financial instruments included in other liabilities are measured at fair value.